Consolidation and Basis of Presentation (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2008	Dec. 31, 2011 Property Home Community	Dec. 31, 2009	Dec. 31, 2010	Jan. 22, 2009	Jan. 21, 2009	Dec. 31, 2008	Nov. 05, 2008
Investment Holdings [Line Items]
Operating partnership outstanding units				179,909,408
Percentage of units owned by UDR		94.90%	100.00%	97.20%
Consolidation and Basis of Presentation (Textual) [Abstract]
Number of owned and consolidated community by the Company		163
Number of markets		22
Number of apartment homes owned and consolidated by the Company		47,343
Number of apartment homes owned by the company through unconsolidated joint ventures		10,496
Dividend declared common stock per share								$ 1.29
Recurring distribution of the Company							$ 0.33
Additional special distribution due to disposition activity							$ 0.96
Minimum amount of cash payable to stockholder other than fractional shares								$ 44.0
Payments of special dividends common stock		177.1
Common shares issued and outstanding on record date		137,266,557
Special dividend paid date	Jan. 29, 2009
Special dividend record date	Dec. 09, 2008
Payment of Special Dividend through the issuance of 11,358,042 shares of Common Stock			$ 133.1
Number of shares of Common Stock to pay special dividend		11,358,042
Volume weighted average closing sales price of common stock					$ 11.71	$ 11.71
OP units outstanding related to general partner		174,859,951		174,847,440
OP units outstanding related to limited partner		9,421,302		5,061,968
Percentage of partnership units owned by limited partners		5.10%		2.80%
Operating Partnership [Member]
Investment Holdings [Line Items]
Operating partnership outstanding units		184,281,253
Heritage Communities LP [Member]
Investment Holdings [Line Items]
Operating partnership outstanding units			6,264,260